Leases - Amounts recognised in the consolidated income statement - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Quantitative Information About Leases [Line Items]
Expenses in respect of leases of low value assets and short term leases	£ 39
Expenses in respect of variable lease payments	11
Total cash outflow for leases	£ 180
Plant and machinery
Disclosure Of Quantitative Information About Leases [Line Items]
Operating lease expenses		£ 19	£ 21
Other assets (mainly properties)
Disclosure Of Quantitative Information About Leases [Line Items]
Operating lease expenses		£ 101	£ 87